DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2020
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

12.     DISCONTINUED OPERATIONS

UKRAINE

On November 22, 2019, the Group entered into a sale agreement to dispose of Preludium B.V., 100% owner of PJSC “Vodafone Ukraine”, "PTT Telecom Kyiv", LLC “VF Retail” and LLC “IT SmartFlex”, which carried out the Group’s operations in Ukraine and constituted ‘Ukraine’ reporting segment. The disposal was effected in order to concentrate on development of the Group’s core Russian market. The disposal was completed on December 3, 2019, and the results of operations in Ukraine were reported as discontinued operations in the accompanying consolidated statements of profit or loss for 2019 and prior periods.

As of December 3, 2019, the carrying amounts of assets and liabilities pertaining to the discontinued operation and reconciliation of the loss on disposal were as follows:

Property, plant and equipment	26,037
Right-of-use assets	8,175
Intangible assets	18,124
Goodwill	114
Other non-current assets	1,534
Other current assets	10,760
Cash and cash equivalents	4,181
Non-current liabilities	(9,009)
Current liabilities	(17,979)
Accumulated other comprehensive loss	7,948

Total consideration	(44,386)
In the form of:
Cash and cash equivalents (USD 645 million)	(41,567)
Deferred consideration (USD 12 million)	(774)
Fair value of contingent consideration (variable earn-out) as of December 3, 2019 (USD 32 million)	(2,045)

Loss on disposal	5,499

Net cash inflow arising on disposal:	37,386
Cash consideration received	41,567
Less: cash and cash equivalents disposed of	(4,181)

Total consideration comprised of cash payment, deferred consideration and contingent consideration.

Cash payment of USD 645 million (RUB 41,567 million as of December 3, 2019) was received in December 2019. In June, 2020, the Group and the purchaser agreed on the amount of adjustment to the cash payment based on finalized financial statements results as of disposal date and the Group recognized additional income in amount of USD 28 million (RUB 2,101 million as of payment date in September, 2020) in discontinued operations in the consolidated statement of profit or loss.

The deferred consideration was settled in cash by the purchaser in September, 2020 in RUB amount of RUB 897 million, representing equivalent of USD 12 million as of the date of payment.

In the event the operations of discontinued operation achieve certain performance criteria for the periods starting 2019 and ending 2022 as specified in an ‘earn out’ clause of the sale agreement, additional contingent consideration will be receivable. As of December 3, 2019 the Group recognized contingent consideration receivable as a financial asset at fair value through profit or loss in the amount of  RUB 2,045 million. The fair value of the financial asset amounted to RUB 2,013 million as of December 31, 2019 and RUB 2,631 million as of December 31, 2020.

The results of operations in Ukraine were reported as discontinued operations in the accompanying consolidated statements of profit or loss. The consolidated statements of financial position and consolidated statements of cash flows for all periods presented were not retrospectively restated on discontinued operations.

The results of the discontinued operation in Ukraine, which have been included in the profit for the year, were as follows:

	For the year ended December 31,
	2020	2019	2018
Revenue	—	36,675	28,826
Expenses	—	(28,564)	(22,094)
Profit before tax	—	8,111	6,732
Attributable tax expense	—	(2,018)	(1,575)
Profit for the period	—	6,093	5,157
Profit/(loss) on disposal	2,101	(5,499)	—
Currency revaluation gain/(loss) on deferred consideration	154	(30)	—
Earn-out revaluation - fair value measurement	645	48	—
Earn-out revaluation - Currency revaluation gain/(loss)	(27)	(80)	—
Net income attributable to discontinued operations	2,873	532	5,157

Cash flows from (used in) discontinued operation are presented as follows:

	For the year ended December 31,
	2020	2019	2018

Net cash provided by operating activities	—	17,343	16,773
Net cash provided by/(used in) investing activities	2,998	(13,046)	(15,724)
Net cash used in financing activities	—	(1,114)	(1,057)

NVISION GROUP

On October 30, 2020, the Group entered into a sale agreement with Sistema to dispose of 100% share in JSC “Nvision Group”, which provided integration services, as well as the sales of software, and constituted “System Integrator” operating segment included in “Other” reportable segment. The disposal was completed on October 30, 2020, and is reported in the current period as discontinued operation.

As of October 30, 2020, the carrying amounts of discontinued operation net assets and reconciliation of the loss on disposal were as follows:

Property, plant and equipment	95
Intangible assets	245
Other non-current assets	220
Other current assets	2,912
Cash and cash equivalents	285
Non-current liabilities	(98)
Current liabilities	(3,281)
Accumulated other comprehensive loss	3

Total consideration	(369)
Satisfied by:
Cash and cash equivalents	(369)

Loss on disposal*	11
Net cash inflow arising on disposal:	84
Cash consideration received	369
Less: cash and cash equivalents disposed of	(285)

*Included in additional paid-in capital in consolidated statement of changes in shareholders’ equity, analogically to the purchase of JSC “Nvision Group” from Sistema in 2015.

Cash consideration in amount of RUB 369 million was settled in October and December 2020.

The results of the discontinued operation of JSC “Nvision Group”, which have been included in the profit for the year, were as follows:

	Year ended December 31,
	2020	2019	2018

Revenue	10,051	12,898	10,792
Expenses	(11,305)	(14,263)	(12,026)
Loss before tax	(1,254)	(1,365)	(1,234)
Attributable tax expense	(1,003)	(83)	(50)
Loss for the period	(2,257)	(1,448)	(1,284)
Net loss attributable to discontinued operations	(2,257)	(1,448)	(1,284)

Cash flows from (used in) discontinued operation are presented as follows:

	For the year ended December 31,
	2020	2019	2018

Net cash (used in)/provided by operating activities	(1,466)	(55)	(645)
Net cash provided by/(used in) investing activities	664	347	(551)
Net cash provided by/(used in) financing activities	748	(372)	1,220